Earnings Per Share (Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net earnings for the period	$ 12,041	$ 123,451
Net earnings	$ 10,294	$ 120,991
Basic EPS (shares)	153,315,000	153,070,000
Basic EPS (in USD per share)	$ 0.07	$ 0.79
Effect of Dilutive Securities:
Stock Options (shares)	207,000	283,000
Diluted EPS (shares)	153,522,000	153,353,000
Diluted EPS (in USD per share)	$ 0.07	$ 0.79
Potentially dilutive securities excluded from diluted EPS (shares)	45,705	279,943